ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	9 Months Ended
Sep. 30, 2026
Disclosure Of Accumulated Other Comprehensive Income Loss [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)

	Pension and Other Post-Employment Benefits	Private Equity Investments	Foreign Currency Translation Adjustment	Total
As at December 31, 2024	69	156	2,088	2,313
Other Comprehensive Income (Loss), Before Tax	13	(26)	(420)	(433)
Reclassification on Divestiture	—	—	(1,261)	(1,261)
Income Tax (Expense) Recovery	(3)	3	—	—
As at September 30, 2025	79	133	407	619

As at December 31, 2025	86	131	184	401
Other Comprehensive Income (Loss), Before Tax	2	3	503	508
As at September 30, 2026	88	134	687	909